Debt & Non-recourse debt - Schedule of Outstanding Borrowings (Detail) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016	Nov. 30, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Long-term debt, gross	$ 495	$ 500
Deferred Financing Costs	(9)	(10)		$ (8)
Carrying Value	$ 486	$ 490
Debt instrument, average interest rate	5.081%	4.851%
Revolving Credit Facility
Debt Instrument [Line Items]
Deferred Financing Costs	$ (2)	$ (2)
Timeshare Facility with an average rate of 1.93%, due 2019 | Revolving Credit Facility
Debt Instrument [Line Items]
Deferred Financing Costs		(5)
Line of Credit | Term Loan Due 2021 [Member]
Debt Instrument [Line Items]
Long-term debt, gross		200
Deferred Financing Costs		(2)
Carrying Value		$ 198
Debt instrument, average interest rate		2.94%
Line of Credit | Senior notes with a rate of 6.125%, due 2024
Debt Instrument [Line Items]
Long-term debt, gross			$ 300
Deferred Financing Costs	(7)	$ (8)	$ (8)
Debt instrument, stated interest rate		6.125%	6.125%
Line of Credit | Term loan with an average rate of 3.47%, due 2021
Debt Instrument [Line Items]
Long-term debt, gross	195	$ 200
Deferred Financing Costs	$ (2)	(2)
Debt instrument, average interest rate	3.47%
Senior Notes | Senior notes with a rate of 6.125%, due 2024
Debt Instrument [Line Items]
Long-term debt, gross	$ 300	300
Deferred Financing Costs		(8)
Debt instrument, stated interest rate	6.125%		6.125%
Carrying Value		$ 292
Debt instrument, average interest rate		6.125%
Non-recourse Debt
Debt Instrument [Line Items]
Long-term debt, gross	$ 651	$ 696
Deferred Financing Costs	(6)	(2)
Carrying Value	$ 645	$ 694
Debt instrument, average interest rate	2.41%	1.946%
Non-recourse Debt | Timeshare Facility with an average rate of 1.93%, due 2019
Debt Instrument [Line Items]
Long-term debt, gross	$ 128	$ 450
Deferred Financing Costs	$ (2)	(3)
Carrying Value		$ 450
Debt instrument, average interest rate	2.36%	1.93%
Non-recourse Debt | Securitized Debt with an average rate of 1.97%, due 2026
Debt Instrument [Line Items]
Long-term debt, gross		$ 246
Deferred Financing Costs		(2)
Carrying Value		$ 244
Debt instrument, average interest rate		1.97%
Non-recourse Debt | Securitized Debt with an average rate of 2.42%, due 2028
Debt Instrument [Line Items]
Long-term debt, gross	$ 523	$ 246
Debt instrument, average interest rate	2.42%
Debt and Non-recourse Debt
Debt Instrument [Line Items]
Long-term debt, gross		1,196
Deferred Financing Costs		(12)
Carrying Value		$ 1,184